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                       Metropolitan Life Insurance Company
                [Metropolitan Life Insurance Company Letterhead]



April 28, 2008

Via EDGAR Transmission

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Metropolitan Life Insurance Company
      Metropolitan Life Separate Account E ("Registrant")
      Post-Effective Amendment No. 37 to Form N-4
      Registration No. 002-90380/811-4001
      Metropolitan Life Statement of Additional Information for Preference Plus and Financial Freedom Account Group and Individual Deferred Annuity and Income Annuity Contracts

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") the Metropolitan Life Separate Account E Statement of Additional Information dated April 28, 2008, which was filed electronically on April 17, 2008 under Rule 461 of the Act, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.


Sincerely,

/s/ Myra L. Saul
Myra L. Saul
Associate General Counsel